Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 753,057	€ 780,606
Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	425,341	514,343
Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	307,470	254,156
Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	20,246	12,107
Bank Overdrafts And Short-term Loan Facilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,030	84,005
Bank Overdrafts And Short-term Loan Facilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,030	84,005
Borrowings From Banks
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	312,472	244,136
Borrowings From Banks | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	56,893	51,664
Borrowings From Banks | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	245,579	192,472
Borrowings From Banks | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	10,000
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Notes | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Lease Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	19,144	21,125
Lease Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	5,864	6,370
Lease Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	11,731	9,781
Lease Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,549	4,975
Other Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		175
Other Financial Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		175
Trade Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	231,020	277,815
Trade Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	231,020	277,815
Tax Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	25,431	30,798
Tax Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	25,431	30,798
Other Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	57,797	65,138
Other Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	55,983	63,395
Other Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		1,743
Other Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,814
Employee Benefits
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	7,163	7,413
Employee Benefits | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	120	120
Employee Benefits | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	160
Employee Benefits | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 6,883	€ 7,133